S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 30, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual(1)	Entity	Entity’s Business	Affiliation
Yanzhe Yang	Aorui Health Management Co., Ltd.	Health Management Industry	CEO and Founder
Heung Ming Henry Wong	AIMEI HEALTH TECHNOLOGY II CO., LTD	Special Purpose Acquisition Company	CEO, CFO and Director
Jonathan Yee Fung Cheng	Benjord Consulting Limited	Consulting	Founder
Tianshi Yang	Suncar Technology Group (NASDAQ: SDA)	Auto E-Insurance	CSO

Chennong Huang	Zhejiang Haokun Development Asset Management Co., Ltd.	Investment	Partner
(1)	Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.